-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

 /s/  David Rasiel                  NEW YORK, NEW YORK            MAY 12, 2008
---------------------------     ----------------------------    ----------------
      [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      33
                                                             ------------------

Form 13F Information Table Value Total:                              $1,612,626
                                                             ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ------------------------           ----------------

         None.

                                                           RR Partners LP
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2008


                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY

                                              FAIR MARKET   SHARES OR
                        TITLE OF     CUSIP        VALUE     PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                    CLASS      NUMBER  (IN THOUSANDS)  AMOUNT   PRN CALL SOLE  DEFINED  OTHER  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AON CORP                  COM       037389103    $117,786  2,930,000   SH      SOLE                          2,930,000
------------------------------------------------------------------------------------------------------------------------------------

ARROW ELECTRS INC         COM       042735100      $8,423    250,300   SH      SOLE                            250,300
------------------------------------------------------------------------------------------------------------------------------------

AVNET INC                 COM       053807103      $9,475    289,500   SH      SOLE                            289,500
------------------------------------------------------------------------------------------------------------------------------------

BALL CORP                 COM       058498106     $25,405    553,000   SH      SOLE                            553,000
------------------------------------------------------------------------------------------------------------------------------------

BROADRIDGE FINL
SOLUTIONS                 COM       11133T103     $76,931  4,371,100   SH      SOLE                          4,371,100
------------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES CORP     COM       112723101      $6,466    384,873   SH      SOLE                            384,873
------------------------------------------------------------------------------------------------------------------------------------

DOLLAR TREE INC           COM       256746108     $10,542    382,100   SH      SOLE                            382,100
------------------------------------------------------------------------------------------------------------------------------------

FASTENAL CO               COM       311900104     $68,776  1,497,400   SH      SOLE                          1,497,400
------------------------------------------------------------------------------------------------------------------------------------

FIRSTENERGY CORP          COM       337932107     $25,060    365,200   SH      SOLE                            365,200
------------------------------------------------------------------------------------------------------------------------------------

FISERV INC                COM       337738108     $55,284  1,149,600   SH      SOLE                          1,149,600
------------------------------------------------------------------------------------------------------------------------------------

INTEL CORP                COM       458140100     $11,225    530,000   SH      SOLE                            530,000
------------------------------------------------------------------------------------------------------------------------------------

JOHNSON CTLS INC          COM       478366107     $39,120  1,157,400   SH      SOLE                          1,157,400
------------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP OF        COM
AMER HOLDGS               NEW       50540R409     $17,934    243,400   SH      SOLE                            243,400
------------------------------------------------------------------------------------------------------------------------------------



                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY

                                              FAIR MARKET   SHARES OR
                        TITLE OF     CUSIP        VALUE     PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                    CLASS      NUMBER  (IN THOUSANDS)  AMOUNT   PRN CALL SOLE  DEFINED  OTHER  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

LOCKHEED MARTIN CORP      COM       539830109    $179,832  1,811,000   SH      SOLE                          1,811,000
------------------------------------------------------------------------------------------------------------------------------------

MARKEL CORP               COM       570535104      $2,992      6,800   SH      SOLE                              6,800
------------------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUTIONS
INC                       COM       58405U102     $29,672    677,600   SH      SOLE                            677,600
------------------------------------------------------------------------------------------------------------------------------------

MENS WEARHOUSE INC        COM       587118100     $40,941  1,759,400   SH      SOLE                          1,759,400
------------------------------------------------------------------------------------------------------------------------------------
                          SPONSORED
NOKIA CORP                ADR       654902204      $7,958    250,000   SH      SOLE                            250,000
------------------------------------------------------------------------------------------------------------------------------------

ORACLE CORP               COM       68389X105     $87,629  4,480,000   SH      SOLE                          4,480,000
------------------------------------------------------------------------------------------------------------------------------------

PARKER HANN               COM       701094104     $86,896  1,254,450   SH      SOLE                          1,254,450
------------------------------------------------------------------------------------------------------------------------------------

RAYTHEON COMPANY          COM NEW   755111507     $79,147  1,225,000   SH      SOLE                          1,225,000
------------------------------------------------------------------------------------------------------------------------------------

RLI CORP                  COM       749607107     $25,543    515,300   SH      SOLE                            515,300
------------------------------------------------------------------------------------------------------------------------------------

SMITH INTL INC            COM       832110100    $231,215  3,599,800   SH      SOLE                          3,599,800
------------------------------------------------------------------------------------------------------------------------------------

SONIC CORP                COM       835451105     $36,097  1,637,800   SH      SOLE                          1,637,800
------------------------------------------------------------------------------------------------------------------------------------

STANCORP FINL GROUP INC   COM       852891100     $46,508    974,800   SH      SOLE                            974,800
------------------------------------------------------------------------------------------------------------------------------------

STRAYER ED INC            COM       863236105     $47,733    313,000   SH      SOLE                            313,000
------------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP              COM       863667101     $54,349    835,500   SH      SOLE                            835,500
------------------------------------------------------------------------------------------------------------------------------------




                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY

                                              FAIR MARKET   SHARES OR
                        TITLE OF     CUSIP        VALUE     PRINCIPAL SH/ PUT/       SHARED   SHARED OTHER
ISSUER                    CLASS      NUMBER  (IN THOUSANDS)  AMOUNT   PRN CALL SOLE  DEFINED  OTHER  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

THOMAS & BETTS CORP       COM       884315102     $31,613    869,200   SH      SOLE                            869,200
------------------------------------------------------------------------------------------------------------------------------------

TRAVELERS COS INC         COM       89417E109     $11,006    230,000   SH      SOLE                            230,000
------------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP INC    COM       91324P102     $10,823    315,000   SH      SOLE                            315,000
------------------------------------------------------------------------------------------------------------------------------------

WACHOVIA CORP NEW         COM       929903102     $22,410    830,000   SH      SOLE                            830,000
------------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC             COM       94973V107     $66,762  1,512,844   SH      SOLE                          1,512,844
------------------------------------------------------------------------------------------------------------------------------------

WR BERKELEY CORP          COM       084423102     $41,073  1,483,300   SH      SOLE                          1,483,300
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                         $1,612,626
(in thousands)
